Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Adjusted EBITDA
2024	$5,254,317	$9,060,415	$1,159,565	$2,000,817	$207	$184	$70.4	$191.3
2023	5,103,439	3,915,330	1,181,650	942,193	84	159	68.7	174.3
2022	3,417,956	2,277,567	736,045	773,910	69	122	48.1	126.8
2021	2,380,437	1,828,867	352,607	371,171	64	156	16.4	70.2
2020	2,120,480	1,527,282	247,190	100,316	56	130	(29.4)	59.0

Company Selected Measure Name	adjusted EBITDA
Peer Group Issuers, Footnote	Reflects a $100 investment in a peer group consisting Dow Jones US Industrial Supplies Index, NASDAQ Industrial Index and S&P 400 Index.
PEO Total Compensation Amount	$ 5,254,317	$ 5,103,439	$ 3,417,956	$ 2,380,437	$ 2,120,480
PEO Actually Paid Compensation Amount	9,060,415	$ 3,915,330	2,277,567	1,828,867	1,527,282
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to CEO	2024	2023	2022
Summary Compensation Table	$5,254,317	$5,103,439	$3,417,956
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(2,700,000)	(2,700,000)	(1,215,000)
Change in fair value of awards granted during the year that remain unvested as of year-end	1,424,616	680,014	20,631
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	3,958,161	226,935	38,665
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	1,123,321	604,942	15,315
Compensation Actually Paid to CEO	$9,060,415	$3,915,330	$2,277,567

Non-PEO NEO Average Total Compensation Amount	1,159,565	$ 1,181,650	736,045	352,607	247,190
Non-PEO NEO Average Compensation Actually Paid Amount	2,000,817	$ 942,193	773,910	371,171	100,316
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid to Other NEOs	2024	2023	2022
Summary Compensation Table	$1,159,565	$1,181,650	$736,045
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(475,000)	(525,000)	(248,750)
Change in fair value of awards granted during the year that remain unvested as of year-end	250,621	132,224	252,971
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	873,864	54,792	28,073
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	191,767	98,527	5,571
Average Compensation Actually Paid to NEOs	$2,000,817	$942,193	$773,910

Total Shareholder Return Amount	207	$ 84	69	64	56
Peer Group Total Shareholder Return Amount	184	159	122	156	130
Net Income (Loss)	$ 70,400,000	$ 68,700,000	$ 48,100,000	$ 16,400,000	$ (29,400,000)
Company Selected Measure Amount	191,300,000	174,300,000	126,800,000	70,200,000	59,000,000.0
Additional 402(v) Disclosure	Reflects a $100 calculated as an investment in DXP Enterprises, Inc. from the beginning of the year to the end of the fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	net income
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	returns on a $100 calculated investment in the Company's common stock compared to the Dow Jones U.S Industrial Suppliers Index (DJUSDS), NASDAQ Industrial Index (^INDS) and S&P 400 Index (SP400)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,700,000)	$ (2,700,000)	$ (1,215,000)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,424,616	680,014	20,631
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,958,161	226,935	38,665
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,321	604,942	15,315
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,000)	(525,000)	(248,750)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,621	132,224	252,971
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	873,864	54,792	28,073
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 191,767	$ 98,527	$ 5,571